CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	1,476	875	484
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization	552	565	539
Deferred income taxes (Note 7)	354	212	140
Pension funding in excess of expense (Note 24)	(132)	(55)	(61)
Asset impairments (Note 3)		435	265
Labour restructuring, net (Note 4)	(17)	(29)	50
Other operating activities, net	14	(51)	(84)
Change in non-cash working capital balances related to operations (Note 10)	(124)	(2)	(5)
Cash provided by operating activities	2,123	1,950	1,328
Investing activities
Additions to properties (Note 15)	(1,449)	(1,236)	(1,148)
Proceeds from the sale of west end of Dakota, Minnesota and Eastern Railroad (Note 3)	236
Proceeds from sale of properties and other assets	52	73	145
Change in restricted cash and cash equivalents used to collateralize letters of credit (Note 19)	411	(411)
Other		(23)	(8)
Cash used in investing activities	(750)	(1,597)	(1,011)
Financing activities
Dividends paid	(244)	(244)	(223)
Issuance of common shares (Note 23)	62	83	198
Purchase of CP Common shares (Note 23)	(2,050)
Issuance of long-term debt, excluding commercial paper (Note 19)			71
Repayment of long-term debt, excluding commercial paper (Note 19)	(183)	(56)	(50)
Net issuance of commercial paper (Note 19)	771
Settlement of foreign exchange forward on long-term debt (Note 20)	17
Net decrease in short-term borrowing (Note 19)			(27)
Other	(3)	(3)	1
Cash used in financing activities	(1,630)	(220)	(30)
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	7	10	(1)
Cash position
(Decrease) increase in cash and cash equivalents	(250)	143	286
Cash and cash equivalents at beginning of year	476	333	47
Cash and cash equivalents at end of year (Note 11)	226	476	333
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)	226	31	(3)
Interest paid	309	295	278